UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608
                                   ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                               NOVEMBER 30, 2004
--------------------------------------------------------------------------------

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                           INCOME
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                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
    FRANKLIN'S
AGE HIGH INCOME FUND                                   Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                             FRANKLIN TEMPLETON INVESTMENTS

                             GAIN FROM OUR PERSPECTIVE

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                             That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin's AGE High Income Fund............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   24

Notes to Financial Statements .............................................   28

Shareholder Information ...................................................   39

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended November 30, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned 3.48% and the Standard & Poor's 500 Composite Index (S&P 500) returned 5.67% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August, September and November 2004, raising the rate to 2.00%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment

1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

[SIDEBAR]

--------------------------------------------------------------------------------
STATEMENT ON CURRENT INDUSTRY ISSUES
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin's AGE High Income Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin High Income Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF NOVEMBER 30, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN'S AGE HIGH INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of capital appreciation. The Fund invests in a diversified portfolio consisting primarily of high yield, lower-rated debt securities.

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN

Based on Total Net Assets as of 11/30/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Bonds ...........................................................          90.5%
Equities ........................................................           5.1%
Short-Term Investments & Other Net Assets .......................           4.4%
--------------------------------------------------------------------------------

We are pleased to bring you Franklin's AGE High Income Fund's semiannual report covering the period ended November 30, 2004.

PERFORMANCE OVERVIEW

Franklin's AGE High Income Fund - Class A posted a +9.86% cumulative total return for the six months under review. The Fund outperformed its benchmark, the CSFB High Yield Index, which returned 9.31%, and its peers as measured by the Lipper High Current Yield Funds Objective Average, which returned 8.56% for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

(1) Sources: Credit Suisse First Boston; Lipper Inc. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Objective Average is calculated by averaging the total returns of all funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 11/30/04, there were 434 funds in this category. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.

[SIDEBAR]

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOUR SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the reporting period, there was much focus on the employment picture and its resulting effects on the consumer. Although nonfarm payroll statistics were mixed, underlying employment growth fundamentals were reflected in several surveys. One example is the National Federation of Independent Businesses (NFIB) survey, which indicated sequential increases in small business employment in each month of the reporting period. This is noteworthy as small businesses historically have created about two-thirds of all new jobs.(2) More jobs combined with income tax reductions helped increase consumers' disposable income and allowed them to continue spending, in turn boosting economic growth.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during 2004. For example, nonresidential investment spending increased 12.5% and 12.9% in the second and third quarters of 2004.(3) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt investments also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Although energy prices rose significantly during the period, the core Consumer Price Index, a measure of inflation excluding food and energy costs, remained subdued. Expected inflation is a key determinant of interest rates, and this environment contributed to the continued low interest rate level during the period. Short-term interest rates rose as the Federal Reserve Board (Fed) raised the federal funds target rate to 2.0% from 1.0% during the reporting period. The 10-year U.S. Treasury yield, however, declined to 4.36% on November 30, 2004, from 4.66% at the beginning of the period.

The continuation of generally positive economic trends, including corporate earnings growth and an improving employment landscape, coupled with a measured Fed monetary policy, supported the high yield bond market during the past six months. Lower-rated securities generally realized the largest gains, as investors' appetite for credit risk apparently remained healthy. High yield spreads over Treasuries, as measured by the CSFB High Yield Index, fell from 4.7% at the end of May to 3.6% at period-end, which represented the lowest level in several years.(4) A modest default rate also helped support market fundamentals.

(2) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

(3)   Source: Bureau of Economic Analysis.

(4) Source: Credit Suisse First Boston. See footnote 1 for a description of the CSFB High Yield Index. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.


4 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
6/1/04-11/30/04

--------------------------------------------------------------------------------
                                    DIVIDEND PER SHARE
               -----------------------------------------------------------------
MONTH           CLASS A      CLASS B      CLASS C      CLASS R    ADVISOR CLASS
--------------------------------------------------------------------------------
June           1.25 cents   1.16 cents   1.16 cents   1.19 cents   1.27 cents
--------------------------------------------------------------------------------
July           1.25 cents   1.16 cents   1.16 cents   1.19 cents   1.27 cents
--------------------------------------------------------------------------------
August         1.25 cents   1.16 cents   1.16 cents   1.19 cents   1.28 cents
--------------------------------------------------------------------------------
September      1.25 cents   1.17 cents   1.17 cents   1.20 cents   1.27 cents
--------------------------------------------------------------------------------
October        1.25 cents   1.17 cents   1.17 cents   1.20 cents   1.28 cents
--------------------------------------------------------------------------------
November       1.25 cents   1.17 cents   1.17 cents   1.20 cents   1.28 cents
--------------------------------------------------------------------------------
TOTAL          7.50 CENTS   6.99 CENTS   6.99 CENTS   7.17 CENTS   7.65 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

In addition, technical factors benefited the market, as investors easily absorbed new issue supply.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' indepth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

During the reporting period, Franklin's AGE High Income Fund continued to post strong absolute and relative performance. Consistent with our bottom-up investment strategy, the Fund's outperformance relative to the Lipper High Current Yield Funds Objective Average resulted from industry and company credit selection compared with those of our peer group.(5) In particular, Fund positioning in the aerospace and chemicals industries benefited absolute and relative performance.(6) The Fund's underweighted aerospace exposure helped the Fund relative to its peers as this sector underperformed the broader market. In the chemicals sector, which ranked among the best performing high yield sectors, the Fund held an overweighted position. Holdings in IMC Global, Huntsman and Rhodia performed particularly well during the reporting period.

(5) Source: J.P. Morgan. The Fund's peer group consists of some of the largest mutual funds found within the Lipper High Current Yield Funds Objective Average.

(6) In the SOI, aerospace holdings are in the electronic technology sector, and chemicals holdings are in the process industries sector.


                                                           Semiannual Report | 5

Despite the Fund's outperformance of its benchmark and peer group, there were some detractors from performance. For example, the Fund's positioning in the energy and metals and mining industries negatively affected relative returns.(7) Compared with the benchmark and peer group, the Fund's underweighted position in the energy industry detracted from relative performance, as the industry's returns outpaced the overall market. In metals and mining, the Fund's underweighting compared with the benchmark hindered relative returns because this industry ranked among the market's top performing.

Thank you for your continued participation in Franklin's AGE High Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]        /s/ Christopher J. Molumphy

                       Christopher J. Molumphy, CFA
                       Senior Portfolio Manager
                       Franklin's AGE High Income Fund

(7) In the SOI, energy holdings are in the energy minerals and industrial services sectors, and metals and mining holdings are in the non-energy minerals sector.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[SIDEBAR]

TOP 10 HOLDINGS
11/30/04

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
Charter Communications Holdings                                         1.5%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
Georgia-Pacific Corp.                                                   1.5%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Dynegy Holdings                                                         1.4%
  UTILITIES
--------------------------------------------------------------------------------
Aquila Inc.                                                             1.4%
  UTILITIES
--------------------------------------------------------------------------------
Nextel Communications Inc.                                              1.3%
  COMMUNICATIONS
--------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC                                         1.3%
  UTILITIES
--------------------------------------------------------------------------------
BCP Caylux Holding Lux SCA                                              1.3%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Calpine Corp.                                                           1.2%
  UTILITIES
--------------------------------------------------------------------------------
Host Marriott LP                                                        1.2%
  REAL ESTATE INVESTMENT TRUST
--------------------------------------------------------------------------------
AES Corp.                                                               1.2%
  UTILITIES
--------------------------------------------------------------------------------


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 11/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------
CLASS A                                                CHANGE      11/30/04           5/31/04
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.12         $2.14             $2.02
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-11/30/04)
----------------------------------------------------------------------------------------------
Dividend Income                       $0.0750
----------------------------------------------------------------------------------------------
CLASS B                                                CHANGE      11/30/04           5/31/04
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.12         $2.14             $2.02
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-11/30/04)
----------------------------------------------------------------------------------------------
Dividend Income                       $0.0699
----------------------------------------------------------------------------------------------
CLASS C                                                CHANGE      11/30/04           5/31/04
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.12         $2.15             $2.03
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-11/30/04)
----------------------------------------------------------------------------------------------
Dividend Income                       $0.0699
----------------------------------------------------------------------------------------------
CLASS R                                                CHANGE      11/30/04           5/31/04
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.13         $2.16             $2.03
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-11/30/04)
----------------------------------------------------------------------------------------------
Dividend Income                       $0.0717
----------------------------------------------------------------------------------------------
ADVISOR CLASS                                          CHANGE      11/30/04           5/31/04
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.13         $2.15             $2.02
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/04-11/30/04)
----------------------------------------------------------------------------------------------
Dividend Income                       $0.0765
----------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH              1-YEAR       5-YEAR        10-YEAR
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +9.86%              +12.78%      +36.38%       +112.96%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +5.17%               +8.01%       +5.50%         +7.37%
----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,517              $10,801      $13,070        $20,357
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(4)                            +6.98%       +5.89%         +7.49%
----------------------------------------------------------------------------------------------------------
  Distribution Rate(5)                                6.73%
----------------------------------------------------------------------------------------------------------
  30-Day Standardized Yield(6)                        5.44%
----------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH              1-YEAR       5-YEAR    INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +9.59%              +12.22%      +33.60%        +33.06%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +5.59%               +8.22%       +5.69%         +4.84%
----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,559              $10,822      $13,190        $13,228
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(4)                            +7.07%       +5.91%         +5.03%
----------------------------------------------------------------------------------------------------------
  Distribution Rate(5)                                6.56%
----------------------------------------------------------------------------------------------------------
  30-Day Standardized Yield(6)                        5.18%
----------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH              1-YEAR       5-YEAR    INCEPTION (5/16/95)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +9.54%              +12.15%      +33.35%        +81.79%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +8.54%              +11.15%       +5.93%         +6.46%
----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,854              $11,115      $13,335        $18,179
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(4)                           +10.50%       +6.24%         +6.62%
----------------------------------------------------------------------------------------------------------
  Distribution Rate(5)                                6.53%
----------------------------------------------------------------------------------------------------------
  30-Day Standardized Yield(6)                        5.18%
----------------------------------------------------------------------------------------------------------
CLASS R                                                        6-MONTH       1-YEAR    INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                     +10.14%      +12.29%        +41.92%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                  +9.14%      +11.29%        +12.79%
----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                                 $10,914      $11,129        $14,192
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(4)                                        +10.13%        +12.96%
----------------------------------------------------------------------------------------------------------
  Distribution Rate(5)                                6.67%
----------------------------------------------------------------------------------------------------------
  30-Day Standardized Yield(6)                        5.34%
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS(7)                          6-MONTH               1-YEAR       5-YEAR        10-YEAR
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                +10.45%              +12.90%      +37.90%       +116.86%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)            +10.45%              +12.90%       +6.64%         +8.05%
----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $11,045              $11,290      $13,790        $21,686
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(4)                           +11.74%       +6.94%         +8.12%
----------------------------------------------------------------------------------------------------------
  Distribution Rate(5)                                7.14%
----------------------------------------------------------------------------------------------------------
  30-Day Standardized Yield(6)                        5.81%
----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES, INCLUDING EMERGING MARKETS, CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:       These shares have higher annual fees and expenses than Class A shares.

CLASS C:       Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R:       Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/04.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/04.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +58.66% and +6.01%.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 5/31/04     VALUE 11/30/04   PERIOD* 5/31/04-11/30/04
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,098.60              $3.89
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.36              $3.75
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,095.90              $6.52
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,018.85              $6.28
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,095.40              $6.51
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,018.85              $6.28
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,101.40              $5.74
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.60              $5.52
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,104.50              $3.11
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.11              $2.99
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.74%; B: 1.24%; C: 1.24%; R: 1.09%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

AGE HIGH INCOME FUND

                                         ------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                         NOVEMBER 30,
                                             2004                                      YEAR ENDED MAY 31,
CLASS A                                  (UNAUDITED)             2004           2003           2002           2001           2000
                                         ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of
  period .............................   $     2.02        $     1.88     $     1.87     $     2.09     $     2.30     $     2.69
                                         ------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) ...........          .08               .16            .16            .20            .23            .26

  Net realized and unrealized gains
   (losses) ..........................          .12               .13            .01           (.22)          (.19)          (.39)
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....          .20               .29            .17           (.02)           .04           (.13)
                                         ------------------------------------------------------------------------------------------
Less distributions from net investment
  income .............................         (.08)             (.15)          (.16)          (.20)          (.25)          (.26)

Redemption fees ......................           --(c)             --(c)          --(c)          --             --             --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $     2.14        $     2.02     $     1.88     $     1.87     $     2.09     $     2.30
                                         ==========================================================================================
Total return(b) ......................         9.86%            15.67%         10.67%          (.68)%         1.73%         (5.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....   $2,375,801        $2,172,749     $2,077,768     $2,024,885     $2,222,713     $2,442,432

Ratios to average net assets:

  Expenses ...........................          .74%(d)           .75%           .76%           .75%           .76%           .74%

  Net investment income ..............         7.29%(d)          7.73%          9.72%         10.27%         10.30%         10.28%

Portfolio turnover rate ..............        16.93%            44.07%         36.52%         18.56%         21.37%         18.79%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 NOVEMBER 30,
                                                     2004                                 YEAR ENDED MAY 31,
CLASS B                                          (UNAUDITED)           2004         2003         2002         2001         2000
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   2.02        $   1.88     $   1.87     $   2.08     $   2.30     $   2.68
                                                 -------------------------------------------------------------------------------

Income from investment operations:

  Net investment income(a) ....................         .07             .15          .16          .19          .21          .24

  Net realized and unrealized gains (losses) ..         .12             .13           --         (.21)        (.19)        (.37)
                                                 -------------------------------------------------------------------------------

Total from investment operations ..............         .19             .28          .16         (.02)         .02         (.13)
                                                 -------------------------------------------------------------------------------

Less distributions from net investment income .        (.07)           (.14)        (.15)        (.19)        (.24)        (.25)

Redemption fees ...............................          --(c)           --(c)        --(c)        --           --           --
                                                 -------------------------------------------------------------------------------

Net asset value, end of period ................    $   2.14        $   2.02     $   1.88     $   1.87     $   2.08     $   2.30
                                                 ===============================================================================

Total return(b) ...............................        9.59%          15.12%       10.13%        (.70)%        .73%       (5.49)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $229,067        $207,680     $182,494     $153,639     $119,496     $ 69,565

Ratios to average net assets:

  Expenses ....................................        1.24%(d)        1.25%        1.27%        1.26%        1.27%        1.25%

  Net investment income .......................        6.79%(d)        7.23%        9.21%        9.75%        9.79%        9.85%

Portfolio turnover rate .......................       16.93%          44.07%       36.52%       18.56%       21.37%       18.79%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 NOVEMBER 30,
                                                     2004                                 YEAR ENDED MAY 31,
CLASS C                                          (UNAUDITED)           2004         2003         2002         2001         2000
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ..........   $   2.03        $   1.89     $   1.88     $   2.09     $   2.31     $   2.69
                                                 -------------------------------------------------------------------------------

Income from investment operations:

  Net investment income(a) ....................        .07             .15          .16          .19          .22          .25

  Net realized and unrealized gains (losses) ..        .12             .13           --         (.21)        (.20)        (.38)
                                                 -------------------------------------------------------------------------------

Total from investment operations ..............        .19             .28          .16         (.02)         .02         (.13)
                                                 -------------------------------------------------------------------------------

Less distributions from net investment
    income ....................................       (.07)           (.14)        (.15)        (.19)        (.24)        (.25)

Redemption fees ...............................         --(c)           --(c)        --(c)        --           --           --
                                                 -------------------------------------------------------------------------------

Net asset value, end of period ................   $   2.15        $   2.03     $   1.89     $   1.88     $   2.09     $   2.31
                                                 ===============================================================================

Total return(b) ...............................       9.54%          15.01%       10.07%        (.71)%        .75%       (5.46)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $439,785        $416,171     $421,795     $383,584     $172,959     $367,151

Ratios to average net assets:

  Expenses ....................................       1.24%(d)        1.25%        1.27%        1.25%        1.27%        1.25%

  Net investment income .......................       6.79%(d)        7.23%        9.21%        9.76%        9.79%        9.76%

Portfolio turnover rate .......................      16.93%          44.07%       36.52%       18.56%       21.37%       18.79%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  NOVEMBER 30,
                                                      2004                  YEAR ENDED MAY 31,
CLASS R                                            (UNAUDITED)        2004          2003          2002(e)
                                                  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $ 2.03           $ 1.89        $ 1.88        $ 1.93
                                                  --------------------------------------------------------
Income from investment operations:

  Net investment income(a) ....................         .07              .15           .16           .08

  Net realized and unrealized gains (losses) ..         .13              .13           .01          (.05)
                                                  --------------------------------------------------------

Total from investment operations ..............         .20              .28           .17           .03
                                                  --------------------------------------------------------

Less distributions from net investment income .        (.07)            (.14)         (.16)         (.08)

Redemption fees ...............................          --(c)            --(c)         --(c)         --
                                                  --------------------------------------------------------

Net asset value, end of period ................      $ 2.16           $ 2.03        $ 1.89        $ 1.88
                                                  ========================================================

Total return(b) ...............................       10.14%           15.17%        10.21%         1.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $4,925           $3,467        $2,574        $  713

Ratios to average net assets:

  Expenses ....................................        1.09%(d)         1.10%         1.12%         1.11%(d)

  Net investment income .......................        6.94%(d)         7.38%         9.36%         9.73%(d)

Portfolio turnover rate .......................       16.93%           44.07%        36.52%        18.56%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to May 31, 2002.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND (CONTINUED)

                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                  NOVEMBER 30,
                                                     2004                             YEAR ENDED MAY 31,
ADVISOR CLASS                                     (UNAUDITED)       2004         2003         2002         2001         2000
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  2.02         $  1.88      $  1.88      $  2.09      $  2.30      $  2.69
                                                  ------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) ....................        .08             .16          .16          .21          .23          .26

  Net realized and unrealized gains (losses) ..        .13             .13           --         (.21)        (.19)        (.38)
                                                  ------------------------------------------------------------------------------
Total from investment operations ..............        .21             .29          .16           --          .04         (.12)
                                                  ------------------------------------------------------------------------------
Less distributions from net investment income .       (.08)           (.15)        (.16)        (.21)        (.25)        (.27)

Redemption fees ...............................         --(c)           --(c)        --(c)        --           --           --
                                                  ------------------------------------------------------------------------------

Net asset value, end of period ................    $  2.15         $  2.02      $  1.88      $  1.88      $  2.09      $  2.30
                                                  ==============================================================================

Total return(b) ...............................      10.45%          15.82%       10.23%        (.03)%       1.86%       (4.88)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $41,514         $37,569      $28,045      $20,758      $22,041      $17,234

Ratios to average net assets:

  Expenses ....................................        .59%(d)         .60%         .62%         .61%         .62%         .60%

  Net investment income .......................       7.44%(d)        7.88%        9.86%       10.42%       10.43%       10.29%

Portfolio turnover rate .......................      16.93%          44.07%       36.52%       18.56%       21.37%       18.79%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
AGE HIGH INCOME FUND                                                             COUNTRY            AMOUNT(h)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
    BONDS 90.5%
    COMMERCIAL SERVICES 1.0%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ..........................................     United States      $35,000,000     $ 30,450,000
(a) Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ...............     United States       20,000,000           25,000
                                                                                                                   ------------
                                                                                                                     30,475,000
                                                                                                                   ------------
    COMMUNICATIONS 10.6%
(a) Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 .............        Bermuda          11,000,000          797,500
    AT&T Wireless Services Inc., senior note, 7.875%, 3/01/11 .............     United States       22,000,000       25,763,121
    Crown Castle International Corp., senior note, 7.50%, 12/01/13 ........     United States       15,000,000       16,162,500
    Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
      11/01/12 ............................................................     United States       18,000,000       17,730,000
    Inmarsat Finance PLC, 144A, zero cpn. to 11/15/08, 10.375%
      thereafter, 11/15/12 ................................................     United Kingdom      37,200,000       25,854,000
(a) Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 ...........        Bermuda          17,000,000        2,380,000
    MCI Inc., senior note, 5.908%, 5/01/07 ................................     United States        5,542,000        5,625,130
    MCI Inc., senior note, 6.688%, 5/01/09 ................................     United States        5,542,000        5,597,420
    MCI Inc., senior note, 7.735%, 5/01/14 ................................     United States        4,750,000        4,868,750
    Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 ............................................................       Luxembourg        10,000,000       10,375,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ..............     United States       33,300,000       36,796,500
    Nextel Partners Inc., senior note, 8.125%, 7/01/11 ....................     United States       26,100,000       28,840,500
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ......................     United Kingdom       8,900,000       10,079,250
    PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .....................     United States       20,500,000       22,037,500
(a) Poland Telecom Finance BV, B, 14.00%, 12/01/07 ........................         Poland          30,000,000            3,000
    Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14 .............................................................     United States       20,000,000       19,600,000
    Qwest Corp., 6.875%, 9/15/33 ..........................................     United States       28,300,000       24,974,750
(b) Rogers Wireless Communications Inc., senior secured note, 144A,
      7.25%, 12/15/12 .....................................................         Canada          12,580,000       13,130,375
(b) Rogers Wireless Communications Inc., senior secured note, 144A,
      7.50%, 3/15/15 ......................................................         Canada          15,500,000       16,158,750
(a) RSL Communications PLC, senior disc. note, 10.125%, 3/01/08 ...........     United Kingdom      44,500,000          333,750
(a) RSL Communications PLC, senior note, 12.00%, 11/01/08 .................     United Kingdom       6,250,000           46,875
    Time Warner Telecom Holdings, senior note, 9.25%, 2/15/14 .............     United States       20,000,000       20,200,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 ..........................     United States       15,300,000       14,076,000
    Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 ....................     United States        6,900,000        5,502,750
                                                                                                                   ------------
                                                                                                                    326,933,421
                                                                                                                   ------------

    CONSUMER DURABLES 3.4%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 .........................     United States       25,000,000       28,250,000
    Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 ..................     United States       30,000,000       31,875,000
    Simmons Co., senior sub. note, 7.875%, 1/15/14 ........................     United States       16,400,000       17,138,000
    William Lyon Homes Inc., senior note, 7.50%, 2/15/14 ..................     United States       18,500,000       17,945,000
    William Lyon Homes Inc., senior note, 144A, 7.625%, 12/15/12 ..........     United States       10,000,000        9,850,000
                                                                                                                   ------------
                                                                                                                    105,058,000
                                                                                                                   ------------


                                                          Semiannual Report | 17

FRANKLIN HIGH INCOME TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
AGE HIGH INCOME FUND                                                             COUNTRY            AMOUNT(h)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER NON-DURABLES 1.0%
    Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ....................     United States      $18,900,000     $ 20,128,500
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ....................     United States        9,600,000       10,608,000
                                                                                                                   ------------
                                                                                                                     30,736,500
                                                                                                                   ------------

    CONSUMER SERVICES 21.2%
(a) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .........     United States       25,000,000       23,437,500
    Aztar Corp., senior sub. note, 7.875%, 6/15/14 ........................     United States       13,700,000       15,104,250
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ...................     United States       21,600,000       22,842,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ..........     United States       19,200,000       20,544,000
(a) Callahan NordRhein-Westfalen, senior disc. note, zero cpn. to 7/15/05,
      16.00% thereafter, 7/15/10 ..........................................        Germany          38,000,000        2,850,000
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ................         Canada          15,600,000       17,628,000
    CanWest Media Inc., senior sub. note, 144A, 8.00%, 9/15/12 ............         Canada           6,000,000        6,450,000
    CanWest Media Inc., senior sub. note, B, 7.625%, 4/15/13 ..............         Canada           3,500,000        3,806,250
    Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ......     United States       33,800,000       35,490,000
    Charter Communications Holdings LLC, senior disc. note, zero cpn. to
      1/15/06, 13.50% thereafter, 1/15/11 .................................     United States       15,500,000       12,012,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .......................     United States       20,000,000       21,200,000
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ............     United States       12,865,000       15,759,625
    Dex Media Inc., B, 8.00%, 11/15/13 ....................................     United States        7,500,000        8,071,875
    Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00%
      thereafter, 11/15/13 ................................................     United States       12,600,000        9,733,500
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ....................     United States       29,200,000       32,923,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .....................     United States       20,000,000       20,550,000
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ................     United States       26,500,000       27,891,250
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................     United States       19,600,000       20,188,000
    Mandalay Resort Group, senior note, 9.50%, 8/01/08 ....................     United States        5,900,000        6,770,250
    Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 ..............     United States       14,600,000       16,607,500
    Marquee Holdings Inc., senior disc. note, 144A, zero cpn. to 8/15/09,
      12.00% thereafter, 8/15/14 ..........................................     United States       17,700,000       11,416,500
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ......................     United States        9,400,000       10,410,500
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 .....     United States       25,000,000       28,250,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ........     United States        6,300,000        6,819,750
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
      thereafter, 7/15/11 .................................................         Canada          31,500,000       31,185,000
    Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 .............................................................     United States       29,000,000       30,885,000
(b) Rogers Cable Inc., senior secured note, 144A, 6.75%, 3/15/15 ..........         Canada           9,000,000        9,180,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .............     United States       14,400,000       15,660,000
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .............     United States        4,200,000        4,767,000
    Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ...........     United States       13,800,000       15,024,750
    Six Flags Inc., senior note, 9.50%, 2/01/09 ...........................     United States       30,000,000       31,350,000
    Station Casinos Inc., senior note, 6.00%, 4/01/12 .....................     United States        9,300,000        9,625,500
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ................     United States        7,000,000        7,297,500
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...............     United States       15,000,000       15,712,500
    Universal City Development, senior note, 11.75%, 4/01/10 ..............     United States       15,000,000       17,475,000
    Venetian Casino Resort LLC/Las Vegas Sands Inn, secured note,
      11.00%, 6/15/10 .....................................................     United States       24,800,000       28,396,000


18 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
AGE HIGH INCOME FUND                                                         COUNTRY            AMOUNT(h)        VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
CONSUMER SERVICES (CONT.)
Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
  thereafter, 8/01/11 .................................................     United Kingdom     $12,325,000     $ 12,016,875
Yell Finance BV, senior note, 10.75%, 8/01/11 .........................     United Kingdom       6,485,000        7,619,875
Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ............     United States        5,000,000        5,337,500
Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 .............     United States       17,900,000       17,676,250
                                                                                                               ------------
                                                                                                                655,965,000
                                                                                                               ------------
ELECTRONIC TECHNOLOGY 3.3%
Alliant Techsystems Inc., senior sub. note, 8.50%, 5/15/11 ............     United States        6,900,000        7,624,500
Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ......       Singapore          8,900,000        9,033,500
L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ...........     United States       26,500,000       27,295,000
L-3 Communications Corp., senior sub. note, 144A, 5.875%,
  1/15/15 .............................................................     United States        3,700,000        3,681,500
ON Semiconductor Corp., senior secured note, 13.00%, 5/15/08 ..........     United States        8,224,000        9,457,600
SCG Holding Corp., zero cpn., 144A, 8/04/11 ...........................     United States        7,300,000       10,366,000
Solectron Corp., senior note, 9.625%, 2/15/09 .........................     United States        9,100,000       10,078,250
Xerox Corp., senior note, 7.125%, 6/15/10 .............................     United States        8,000,000        8,640,000
Xerox Corp., senior note, 6.875%, 8/15/11 .............................     United States       15,600,000       16,575,000
                                                                                                               ------------
                                                                                                                102,751,350
                                                                                                               ------------
ENERGY MINERALS 1.6%
Arch Western Finance, senior note, 6.75%, 7/01/13 .....................     United States       19,100,000       20,102,750
Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 ...............     United States       10,900,000       11,472,250
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .................     United States       15,900,000       17,172,000
                                                                                                               ------------
                                                                                                                 48,747,000
                                                                                                               ------------
FINANCE 1.0%
AmeriCredit Corp., senior note, 9.25%, 5/01/09 ........................     United States       15,000,000       16,125,000
Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ................     United States       12,400,000       14,198,000
                                                                                                               ------------
                                                                                                                 30,323,000
                                                                                                               ------------
GOVERNMENT BONDS .3%
Eskom, E168, utility deb., 11.00%, 6/01/08 ............................      South Africa      51,800,000 ZAR     9,635,914
                                                                                                               ------------
HEALTH SERVICES 5.2%
HCA Inc., senior note, 8.75%, 9/01/10 .................................     United States       30,000,000       34,133,160
HealthSouth Corp., senior note, 7.625%, 6/01/12 .......................     United States       27,000,000       26,696,250
Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 ..........     United States       15,792,000       18,239,760
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ..................     United States       18,000,000       17,640,000
Tenet Healthcare Corp., senior note, 144A, 9.875%, 7/01/14 ............     United States       14,000,000       15,120,000
United Surgical Partners International Inc., senior sub. note, 10.00%,
  12/15/11 ............................................................     United States       27,000,000       30,915,000
Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
  10/01/14 ............................................................     United States       17,300,000       18,467,750
                                                                                                               ------------
                                                                                                                161,211,920
                                                                                                               ------------
HEALTH TECHNOLOGY .5%
Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 .............     United States       14,000,000       15,680,000
                                                                                                               ------------


                                                          Semiannual Report | 19

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
AGE HIGH INCOME FUND                                                                COUNTRY         AMOUNT(h)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        INDUSTRIAL SERVICES 3.8%
        Allied Waste North America Inc., senior note, 7.875%, 4/15/13 .........   United States    $21,600,000  $  21,870,000
        Allied Waste North America Inc., senior secured note, 6.50%,
          11/15/10 ............................................................   United States     10,000,000      9,700,000
        Allied Waste North America Inc., senior secured note, 6.125%,
          2/15/14 .............................................................   United States      5,000,000      4,637,500
        El Paso Corp., senior note, 7.75%, 1/15/32 ............................   United States     20,000,000     18,500,000
        Hanover Equipment Trust 01, senior secured note, A, 8.50%,
          9/01/08 .............................................................   United States     18,000,000     19,260,000
        Hanover Equipment Trust 01, senior secured note, B, 8.75%,
          9/01/11 .............................................................   United States     12,000,000     13,080,000
        Pride International Inc., senior note, 144A, 7.375%, 7/15/14 ..........   United States     20,700,000     23,028,750
    (a) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...............   United States     10,000,000         25,000
        Universal Compression Inc., senior note, 7.25%, 5/15/10 ...............   United States      7,100,000      7,632,500
                                                                                                                -------------
                                                                                                                  117,733,750
                                                                                                                -------------
        NON-ENERGY MINERALS 1.8%
        Glencore Funding LLC, 144A, 6.00%, 4/15/14 ............................   United States     21,100,000     20,067,113
        Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 .................   United States     29,200,000     35,405,000
                                                                                                                -------------
                                                                                                                   55,472,113
                                                                                                                -------------
        PROCESS INDUSTRIES 13.2%
        BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
          6/15/14 .............................................................   United States     35,000,000     39,462,500
        Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 ...........   United States     11,700,000     11,173,500
        Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ...............   United States     11,700,000     12,987,000
        Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ....................   United States     20,000,000     22,300,000
        Equistar Chemicals LP, senior note, 10.625%, 5/01/11 ..................   United States      4,400,000      5,104,000
    (a) FiberMark Inc., senior note, 10.75%, 4/15/11 ..........................   United States     17,000,000     11,730,000
        Georgia-Pacific Corp., 7.25%, 6/01/28 .................................   United States      3,000,000      3,195,000
        Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ...................   United States     14,800,000     17,316,000
        Georgia Pacific Corp., senior note, 8.00%, 1/15/14 ....................   United States      8,000,000      9,200,000
        Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ....................   United States     15,000,000     17,475,000
        Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .....   United States     56,130,000     31,573,125
        IMC Global Inc., senior note, 10.875%, 8/01/13 ........................   United States     28,000,000     35,420,000
        Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ..................   United Kingdom    15,800,000     17,024,500
        Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ...........   United States     17,400,000     20,706,000
        MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ...................   Irish Republic    18,600,000     21,297,000
        Nalco Co., senior note, 7.75%, 11/15/11 ...............................   United States      2,700,000      2,922,750
        Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................   United States     27,200,000     30,158,000
    (b) Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
          12/01/14 ............................................................   United States      6,700,000      6,750,250
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ......................   United States     29,000,000     29,797,500
(a),(c) Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 ......     Singapore       28,800,000      6,610,464
     (a) Polysindo International Finance Co. BV, secured note, 9.375%,
           7/30/07 ............................................................     Indonesia       27,750,000      2,358,750
        Rhodia SA, senior note, 10.25%, 6/01/10 ...............................       France        30,000,000     33,450,000
        Stone Container Corp., senior note, 8.375%, 7/01/12 ...................   United States     15,400,000     16,940,000
(a),(c) Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 ...........     Indonesia       11,000,000      3,326,400
                                                                                                                -------------
                                                                                                                  408,277,739
                                                                                                                -------------


20 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
AGE HIGH INCOME FUND                                                                COUNTRY         AMOUNT(h)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        PRODUCER MANUFACTURING 6.0%
        Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ..............   United States    $32,000,000   $ 35,600,000
        Fimep SA, senior note, 10.50%, 2/15/13 ................................       France        20,700,000     24,322,500
    (a) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .........   United States      9,053,899             --
        HLI Operating Co. Inc., senior sub. note, 10.50%, 6/15/10 .............   United States     16,262,000     17,481,650
        Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ......................   United Kingdom    18,000,000     19,485,000
        Milacron Escrow Corp., secured note, 11.50%, 5/15/11 ..................   United States     30,000,000     31,950,000
        Russel Metals Inc., senior note, 6.375%, 3/01/14 ......................   United States     17,000,000     17,255,000
        THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ..............   United States     18,300,000     19,764,000
        TRW Automotive Inc., senior note, 9.375%, 2/15/13 .....................   United States     15,203,000     17,787,510
                                                                                                                 ------------
                                                                                                                  183,645,660
                                                                                                                 ------------
        REAL ESTATE INVESTMENT TRUSTS 2.1%
        Host Marriott LP, senior note, 7.125%, 11/01/13 .......................   United States     20,000,000     21,500,000
        Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 ...................   United States      7,100,000      7,526,000
        Host Marriott LP, senior note, I, 9.50%, 1/15/07 ......................   United States      7,000,000      7,673,750
        Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 ...............   United States     16,500,000     17,490,000
        Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ..............   United States     10,700,000     11,770,000
                                                                                                                 ------------
                                                                                                                   65,959,750
                                                                                                                 ------------
        RETAIL TRADE 2.8%
        Office Depot Inc., senior sub. note, 10.00%, 7/15/08 ..................   United States     22,000,000     26,400,000
        Rite Aid Corp., senior deb., 7.70%, 2/15/27 ...........................   United States     10,000,000      8,400,000
        Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ...................   United States     26,900,000     25,420,500
        Stater Brothers Holdings, senior note, 8.125%, 6/15/12 ................   United States     25,800,000     27,348,000
                                                                                                                 ------------
                                                                                                                   87,568,500
                                                                                                                 ------------
        TECHNOLOGY SERVICES .9%
    (a) PSINet Inc., senior note, 11.00%, 8/01/09 .............................   United States     18,750,000        281,250
        UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ....................   United States     25,000,000     28,625,000
                                                                                                                 ------------
                                                                                                                   28,906,250
                                                                                                                 ------------
        TRANSPORTATION 2.2%
        CP Ships Ltd., senior note, 10.375%, 7/15/12 ..........................       Canada        20,000,000     23,100,000
        Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 ....   United States     12,400,000     11,563,000
        Laidlaw International Inc., senior note, 10.75%, 6/15/11 ..............   United States     19,800,000     22,893,750
(a),(d) United Air Lines Inc., pass through certificates, 93B2, 9.06%,
          9/26/14 .............................................................   United States     20,422,000      9,574,344
                                                                                                                 ------------
                                                                                                                   67,131,094
                                                                                                                 ------------
        UTILITIES 8.6%
        AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ..................   United States     31,700,000     36,375,750
        Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .................   United States     35,000,000     39,812,500
        Aquila Inc., senior note, 14.875%, 7/01/12 ............................   United States     30,000,000     41,850,000
        Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ..............   United States     48,000,000     37,080,000
        Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .....................   United States     19,000,000     19,950,000
        Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .....   United States     20,000,000     23,450,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ........   United States      7,177,000      7,591,544
        Midland Funding II, sub. secured lease obligation, A, 11.75%,
          7/23/05 .............................................................   United States      1,548,676      1,625,743


                                                          Semiannual Report | 21

FRANKLIN HIGH INCOME TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
AGE HIGH INCOME FUND                                                                COUNTRY         AMOUNT(h)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        UTILITIES (CONT.)
        Midland Funding II, sub. secured lease obligation, B, 13.25%,
          7/23/06 .............................................................   United States    $11,500,000   $   12,830,492
        Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...........   United States     31,600,000       35,984,500
        NRG Energy Inc., senior secured note, 144A, 8.00%, 12/15/13 ...........   United States      9,500,000       10,545,000
                                                                                                                 --------------
                                                                                                                    267,095,529
                                                                                                                 --------------
        TOTAL BONDS (COST $2,790,867,378) .....................................                                   2,799,307,490
                                                                                                                 --------------


                                                                                                  ---------------
                                                                                                  SHARES/WARRANTS
                                                                                                  ---------------
        COMMON STOCKS AND WARRANTS 2.2%
        COMMUNICATIONS 1.5%
    (e) Call-Net Enterprises Inc., B ..........................................       Canada           254,140          584,522
    (e) Dobson Communications Corp. ...........................................   United States      1,335,237        2,416,779
    (e) ICO Global Communications Holdings Ltd. ...............................   United States      2,105,368          289,488
(e),(f) International Wireless Communications Holdings Inc. ...................   United States      1,759,743          211,169
    (e) Nextel Communications Inc., A .........................................   United States        128,674        3,662,062
    (e) NII Holdings Inc., B ..................................................   United States        223,719        9,678,084
    (e) NTL Inc. ..............................................................   United Kingdom       100,000        6,958,000
(c),(e) Poland Telecom Finance, wts., 144A, 12/01/07 ..........................       Poland            30,000               --
    (e) Telewest Global Inc. ..................................................   United Kingdom       951,951       13,936,563
    (e) USA Mobility Inc. .....................................................   United States        212,035        7,709,596
                                                                                                                 --------------
                                                                                                                     45,446,263
                                                                                                                 --------------
        CONSUMER SERVICES
    (e) Jack in the Box Inc ...................................................   United States         24,090          910,120
                                                                                                                 --------------
        ELECTRONIC TECHNOLOGY
    (e) Loral Space & Communications Ltd., wts., 12/27/06 .....................   United States        155,654            1,245
    (e) Loral Space & Communications Ltd., wts., 1/15/07 ......................   United States         35,300                4
                                                                                                                 --------------
                                                                                                                          1,249
                                                                                                                 --------------
        ENERGY MINERALS
    (e) Horizon Natural Resources Co. .........................................   United States        533,333               --
    (e) McMoRan Exploration Co. ...............................................   United States         25,937          406,951
                                                                                                                 --------------
                                                                                                                        406,951
                                                                                                                 --------------
        HEALTH SERVICES .4%
    (e) Kindred Healthcare Inc ................................................   United States             72            1,965
    (e) Kindred Healthcare Inc., wts., A, 4/20/06 .............................   United States        134,263        3,430,420
    (e) Kindred Healthcare Inc., wts., B, 4/20/06 .............................   United States        335,658        7,585,871
                                                                                                                 --------------
                                                                                                                     11,018,256
                                                                                                                 --------------
        INDUSTRIAL SERVICES .1%
    (e) Transocean Inc., wts., 144A, 5/01/09 ..................................   United States         11,750        4,782,250
                                                                                                                 --------------
        PRODUCER MANUFACTURING .2%
    (e) Cambridge Industries Liquidating Trust Interest .......................   United States      4,853,892           24,269
    (e) Goss Holdings Inc., B .................................................   United States        211,174               --
(e),(f) Harvard Industries Inc. ...............................................   United States        793,966            3,970


22 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

----------------------------------------------------------------------------------------------------------------
                                                                                     SHARES/
AGE HIGH INCOME FUND                                                COUNTRY          WARRANTS        VALUE
----------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        PRODUCER MANUFACTURING (CONT.)
(e),(f) VS Holdings ...........................................   United States      1,685,375    $          169
        Walter Industries Inc. ................................   United States        189,505         4,771,736
                                                                                                  --------------
                                                                                                       4,800,144
                                                                                                  --------------
        RETAIL TRADE
    (e) Penn Traffic Co. ......................................   United States        389,598            19,480
                                                                                                  --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $181,315,273) ..                                       67,384,713
                                                                                                  --------------
        PREFERRED STOCKS 1.1%
        COMMUNICATIONS
        PTV Inc., 10.00%, pfd., A .............................   United Kingdom           388             2,231
                                                                                                  --------------
        HEALTH SERVICES 1.1%
        Fresenius Medical Care, Capital Trust II, 7.875%,
          2/01/08, pfd ........................................      Germany            30,600        33,277,500
                                                                                                  --------------
        PROCESS INDUSTRIES
(a),(c) Asia Pulp & Paper Co. Ltd., 12.00%, Perpetual, pfd ....     Indonesia       24,700,000           269,971
                                                                                                  --------------
        TOTAL PREFERRED STOCKS (COST $55,292,487) .............                                       33,549,702
                                                                                                  --------------
        CONVERTIBLE PREFERRED STOCKS 1.8%
        COMMUNICATIONS .1%
        Dobson Communications Corp., 6.00%, cvt. pfd ..........   United States         28,400         1,874,400
                                                                                                  --------------
        CONSUMER DURABLES .9%
        Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd ......   United States        560,000        29,372,000
                                                                                                  --------------
        UTILITIES .8%
        CMS Energy Trust I, 7.75%, cvt. pfd ...................   United States        530,000        24,914,240
                                                                                                  --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $ 56,582,961)                                        56,160,640
                                                                                                  --------------
        TOTAL LONG TERM INVESTMENTS (COST $3,084,058,099) .....                                    2,956,402,545
                                                                                                  --------------
        SHORT TERM INVESTMENTS (COST $98,899,721) 3.2%
    (g) Franklin Institutional Fiduciary Trust Money
          Market Portfolio ....................................   United States     98,899,721        98,899,721
                                                                                                  --------------
        TOTAL INVESTMENTS (COST $3,182,957,820) 98.8% .........                                    3,055,302,266
        OTHER ASSETS, LESS LIABILITIES 1.2% ...................                                       35,789,627
                                                                                                  --------------
        NET ASSETS 100.0% .....................................                                   $3,091,091,893
                                                                                                  ==============

CURRENCY ABBREVIATIONS | ZAR - South African Rand

(a)   Defaulted securities. See Note 8.

(b) See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

(c)   See Note 9 regarding restricted securities.

(d)   See Note 11 regarding other considerations.

(e)   Non-income producing.

(f)   See Note 10 regarding holdings of 5% voting securities.

(g) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 23

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2004 (unaudited)

                                                                ---------------
                                                                   AGE HIGH
                                                                  INCOME FUND
                                                                ---------------
Assets:
  Investments in securities:
    Cost - Unaffiliated issuers ............................    $ 3,053,490,726
    Cost - Non-controlled affiliated issuers (Note 10) .....         30,567,373
    Cost - Sweep Money Fund (Note 7) .......................         98,899,721
                                                                ---------------
    Value - Unaffiliated issuers ...........................      2,956,187,237
    Value - Non-controlled affiliated issuers (Note 10) ....            215,308
    Value - Sweep Money Fund (Note 7) ......................         98,899,721
  Receivables:
    Capital shares sold ....................................          4,435,384
    Dividends and interest .................................         59,375,180
                                                                ---------------
      Total assets .........................................      3,119,112,830
                                                                ---------------
Liabilities:
  Payables:
    Investment securities purchased ........................         21,075,799
    Capital shares redeemed ................................          4,614,053
    Affiliates .............................................          1,964,223
  Other liabilities ........................................            366,862
                                                                ---------------
      Total liabilities ....................................         28,020,937
                                                                ---------------
        Net assets, at value ...............................    $ 3,091,091,893
                                                                ===============
Net assets consist of:
  Distributions in excess of net investment income .........    $    (3,988,335)
  Net unrealized appreciation (depreciation) ...............       (127,614,548)
  Accumulated net realized gain (loss) .....................       (874,263,997)
  Capital shares ...........................................      4,096,958,773
                                                                ---------------
        Net assets, at value ...............................    $ 3,091,091,893
                                                                ===============


24 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2004 (unaudited)

                                                                ---------------
                                                                    AGE HIGH
                                                                  INCOME FUND
                                                                ---------------
CLASS A:
  Net assets, at value .....................................    $ 2,375,800,704
                                                                ---------------
  Shares outstanding .......................................      1,107,864,837
                                                                ---------------
  Net asset value per share(a) .............................              $2.14
                                                                ---------------
  Maximum offering price per share (net asset value
    per share / 95.75%) ....................................              $2.23
                                                                ---------------
CLASS B:
  Net assets, at value .....................................    $   229,067,126
                                                                ---------------
  Shares outstanding .......................................        107,054,316
                                                                ---------------
  Net asset value and maximum offering price per share(a) ..              $2.14
                                                                ---------------
CLASS C:
  Net assets, at value .....................................    $   439,785,481
                                                                ---------------
  Shares outstanding .......................................        204,191,542
                                                                ---------------
  Net asset value and maximum offering price per share(a) ..              $2.15
                                                                ---------------
CLASS R:
  Net assets, at value .....................................    $     4,924,769
                                                                ---------------
  Shares outstanding .......................................          2,282,328
                                                                ---------------
  Net asset value and maximum offering price per share(a) ..              $2.16
                                                                ---------------
ADVISOR CLASS:
  Net assets, at value .....................................    $    41,513,813
                                                                ---------------
  Shares outstanding .......................................         19,334,056
                                                                ---------------
  Net asset value and maximum offering price per share(b) ..              $2.15
                                                                ---------------

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

(b) Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


            Semiannual Report | See notes to financial statements. | 25

FRANKLIN HIGH INCOME TRUST

STATEMENT OF OPERATIONS
for the six months ended November 30, 2004 (unaudited)

                                                                            -------------
                                                                              AGE HIGH
                                                                             INCOME FUND
                                                                            -------------
Investment income:
  Dividends:
    Unaffiliated issuers ................................................   $   3,155,985
    Sweep Money Fund (Note 7) ...........................................         576,156
  Interest ..............................................................     114,701,314
                                                                            -------------
        Total investment income .........................................     118,433,455
                                                                            -------------
Expenses:
  Management fees (Note 3) ..............................................       6,620,396
  Distribution fees: (Note 3)
    Class A .............................................................       1,655,736
    Class B .............................................................         703,224
    Class C .............................................................       1,376,212
    Class R .............................................................          10,467
  Transfer agent fees (Note 3) ..........................................       1,726,073
  Custodian fees (Note 4) ...............................................          21,320
  Reports to shareholders ...............................................          83,150
  Registration and filing fees ..........................................          96,813
  Professional fees .....................................................          47,728
  Trustees' fees and expenses ...........................................          40,370
  Other .................................................................          62,948
                                                                            -------------
        Total expenses ..................................................      12,444,437
        Expense reductions (Note 4) .....................................          (6,590)
                                                                            -------------
          Net expenses ..................................................      12,437,847
                                                                            -------------
           Net investment income ........................................     105,995,608
                                                                            -------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments - unaffiliated issuers ..................................     (37,813,001)
    Foreign currency transactions .......................................           5,462
                                                                            -------------
          Net realized gain (loss) ......................................     (37,807,539)
  Net change in unrealized appreciation (depreciation) on:
    Investments .........................................................     210,673,617
    Translation of assets and liabilities denominated in foreign
      currencies ........................................................          25,351
                                                                            -------------
          Net change in unrealized appreciation (depreciation) ..........     210,698,968
                                                                            -------------
Net realized and unrealized gain (loss) .................................     172,891,429
                                                                            -------------
Net increase (decrease) in net assets resulting from operations .........   $ 278,887,037
                                                                            -------------


26 | See notes to financial statements. | Semiannual Report

FRANKLIN HIGH INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended November 30, 2004 (unaudited) and the year ended May 31, 2004

                                                                                            ------------------------------------
                                                                                                   AGE HIGH INCOME FUND
                                                                                            ------------------------------------
                                                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                                            NOVEMBER 30, 2004     MAY 31, 2004
                                                                                            ------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................................   $   105,995,608    $   222,975,112
    Net realized gain (loss) from investments and foreign currency transactions ..........       (37,807,539)       (43,075,282)
    Net change in unrealized appreciation (depreciation) on investments and translation of
      assets and liabilities denominated in foreign currencies ...........................       210,698,968        234,036,619
                                                                                             -----------------------------------
        Net increase (decrease) in net assets resulting from operations ..................       278,887,037        413,936,449
  Distributions to shareholders from net investment income:
     Class A .............................................................................       (81,058,158)      (163,501,651)
     Class B .............................................................................        (7,294,844)       (14,174,976)
     Class C .............................................................................       (14,159,874)       (31,131,017)
     Class R .............................................................................          (139,922)          (207,761)
     Advisor Class .......................................................................        (1,438,817)        (2,415,998)
                                                                                             -----------------------------------
  Total distributions to shareholders ....................................................      (104,091,615)      (211,431,403)
  Capital share transactions: (Note 2)
     Class A .............................................................................        68,868,965        (59,185,787)
     Class B .............................................................................         8,498,423         11,436,843
     Class C .............................................................................        (1,535,780)       (37,982,228)
     Class R .............................................................................         1,206,859            729,626
     Advisor Class .......................................................................         1,613,907          7,456,531
                                                                                             -----------------------------------
  Total capital share transactions .......................................................        78,652,374        (77,545,015)
  Redemption fees ........................................................................             7,993                579
                                                                                             -----------------------------------
        Net increase (decrease) in net assets ............................................       253,455,789        124,960,610
Net assets:
  Beginning of period ....................................................................     2,837,636,104      2,712,675,494
                                                                                             -----------------------------------
  End of period ..........................................................................   $ 3,091,091,893    $ 2,837,636,104
                                                                                             ===================================
Distributions in excess of net investment income:
  End of period ..........................................................................   $    (3,988,335)   $    (5,892,328)
                                                                                             ===================================


                     Semiannual Report | See notes to financial statements. | 27

FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


28 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


                                                          Semiannual Report | 29

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the retained by the Statements of Changes in Net Assets.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                  ---------------------------------------------------------------
                                       SIX MONTHS ENDED                    YEAR ENDED
                                       NOVEMBER 30, 2004                   MAY 31, 2004
                                  ---------------------------------------------------------------
                                     SHARES           AMOUNT          SHARES           AMOUNT
                                  ---------------------------------------------------------------
CLASS A SHARES:
  Shares sold .................    125,868,373    $ 261,465,783     322,737,471    $ 645,402,214
  Shares issued in reinvestment
    of distributions ..........     20,353,361       41,925,491      42,017,908       84,130,019
  Shares redeemed .............   (113,383,063)    (234,522,309)   (394,752,090)    (788,718,020)
                                  ---------------------------------------------------------------
  Net increase (decrease) .....     32,838,671    $  68,868,965     (29,996,711)   $ (59,185,787)
                                  ===============================================================


30 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

2. SHARES OF  BENEFICIAL  INTEREST  (CONTINUED)

                                  ------------------------------------------------------------
                                       SIX MONTHS ENDED                 YEAR ENDED
                                       NOVEMBER 30, 2004               MAY 31, 2004
                                  ------------------------------------------------------------
                                     SHARES         AMOUNT         SHARES           AMOUNT
                                  ------------------------------------------------------------
CLASS B SHARES:
  Shares sold .................    10,245,951    $ 21,222,550     26,315,038    $  52,613,598
  Shares issued in reinvestment
    of distributions ..........     1,770,875       3,641,981      3,515,829        7,030,439
  Shares redeemed .............    (7,934,023)    (16,366,108)   (24,098,452)     (48,207,194)
                                  ------------------------------------------------------------
  Net increase (decrease) .....     4,082,803    $  8,498,423      5,732,415    $  11,436,843
                                  ============================================================
CLASS C SHARES:
  Shares sold .................    21,999,497    $ 46,078,473     59,304,437    $ 119,410,593
  Shares issued in reinvestment
    of distributions ..........     3,985,743       8,248,248      9,151,660       18,397,269
  Shares redeemed .............   (26,837,733)    (55,862,501)   (86,866,856)    (175,790,090)
                                  ------------------------------------------------------------
  Net increase (decrease) .....      (852,493)   $ (1,535,780)   (18,410,759)   $ (37,982,228)
                                  ============================================================
CLASS R SHARES:
  Shares sold .................       848,719    $  1,771,566      1,574,046    $   3,190,000
  Shares issued in reinvestment
    of distributions ..........        58,265         120,987         88,754          179,149
  Shares redeemed .............      (329,650)       (685,694)    (1,320,753)      (2,639,523)
                                  ------------------------------------------------------------
  Net increase (decrease) .....       577,334    $  1,206,859        342,047    $     729,626
                                  ============================================================
ADVISOR CLASS SHARES:
  Shares sold .................     3,337,208    $  6,960,142     26,490,542    $  53,448,197
  Shares issued in reinvestment
    of distributions ..........       476,783         983,025        742,012        1,492,992
  Shares redeemed .............    (3,046,631)     (6,329,260)   (23,554,779)     (47,484,658)
                                  ------------------------------------------------------------
  Net increase (decrease) .....       767,360    $  1,613,907      3,677,775    $   7,456,531
                                  ============================================================

3. TRANSACTIONS WITH  AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------
ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)    Transfer agent


                                                          Semiannual Report | 31

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      .625%                  First $100 million
      .500%                  Over $100 million, up to and including $250 million
      .450%                  In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

B. DISTRIBUTION FEES

The Fund reimburses Distributors up to .15%, .65%, .65% and .50% per year of its average daily net asset of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received ...................   $284,832
Contingent deferred sales charges retained   $210,165

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,726,073, of which $1,233,321 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


32 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

5. INCOME TAXES

At May 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2009 ..........................................   $126,000,271
  2010 ..........................................    147,493,159
  2011 ..........................................    273,783,877
  2012 ..........................................    273,526,078
                                                    ------------
                                                    $820,803,385
                                                    ============

At May 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $15,653,073. For tax purposes, such losses will be reflected in the year ending May 31, 2005.

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .............................   $3,184,419,479
                                                    ==============
Unrealized appreciation .........................   $  289,364,458
Unrealized depreciation .........................     (418,481,671)
                                                    --------------
Net unrealized appreciation (depreciation) ......   $ (129,117,213)
                                                    ==============

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended November 30, 2004 aggregated $545,589,994 and $476,360,033, respectively.

7. INVESTMENTS IN AFFILIATED MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 33

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 91.4% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2004, the value of these securities was $64,049,804, representing 2.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

At November 30, 2004, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At November 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                     ACQUISITION
SHARES/WARRANTS      ISSUER                                               DATE            COST            VALUE
-------------------------------------------------------------------------------------------------------------------
  24,700,000         Asia Pulp & Paper Co. Ltd.,
                       12.00%, Perpetual, pfd .......................     2/14/97     $24,700,000      $   269,671
  28,800,000         Pindo Deli Finance Mauritius Ltd., senior
                       note, 11.75%, 10/01/17 .......................     9/25/97      28,581,120        6,610,464
      30,000         Poland Telecom Finance, wts., 144A,
                       12/01/07 .....................................    11/24/97         180,000               --
  11,000,000         Tjiwi Kimia Finance Mauritius, senior note,
                       10.00%, 8/01/04 ..............................     7/29/97      10,940,050        3,326,400
                                                                                                       -----------
                     TOTAL RESTRICTED SECURITIES (.3% OF NET ASSETS) ................................  $10,206,535
                                                                                                       ===========


34 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at November 30, 2004 were as shown below.

----------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF                            NUMBER OF
                                          SHARES HELD                          SHARES HELD   VALUE
                                         AT BEGINNING    GROSS        GROSS      AT END      AT END    DIVIDEND   REALIZED
NAME OF ISSUER                             OF PERIOD   ADDITIONS   REDUCTIONS   OF PERIOD   OF PERIOD   INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Harvard Industries Inc. .............        793,966          --           --     793,966   $  3,970   $     --   $     --
International Wireless Communications
  Holdings Inc. .....................      1,759,743          --           --   1,759,743    211,169         --         --
VS Holdings .........................      1,685,375          --           --   1,685,375        169         --         --
                                                                                            ------------------------------
                                           TOTAL AFFILIATED SECURITIES
                                            (.01% OF NETASSETS) ........................    $215,308   $     --   $     --
                                                                                            ==============================

11. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for United Air Lines. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

12. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees


                                                          Semiannual Report | 35

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

A. INVESTIGATIONS (CONTINUED)

of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to those requests and subpoenas. In addition, the Company responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and


36 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

"Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures


                                                          Semiannual Report | 37

FRANKLIN HIGH INCOME TRUST

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of the lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


38 | Semiannual Report

FRANKLIN HIGH INCOME TRUST

SHAREHOLDER INFORMATION

FRANKLIN'S AGE HIGH INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE
Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5),(6)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(9)
Colorado
Connecticut
Florida(9)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(8)
Michigan(8)
Minnesota(8)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(8)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                               Not part of the semiannual report

11/04

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN'S AGE HIGH INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

105 S2004 01/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 20, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date    January 20, 2005